Derivative and firm commitment assets and liabilities - Cross currency swaps (Details) € in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Fair value of financial instruments
Carrying amount of hedging instruments	€ (148)		€ (222)
Interest rate swaps | 3/2024
Fair value of financial instruments
Nominal	378		750
Carrying amount of hedging instruments	2		(12)
Interest rate swaps | 5/2025
Fair value of financial instruments
Nominal	292		500
Carrying amount of hedging instruments	0		(17)
Interest rate swaps | 3/2026
Fair value of financial instruments
Nominal	630		750
Carrying amount of hedging instruments	(13)		(34)
Interest rate swaps | 5/2028
Fair value of financial instruments
Nominal	500		500
Carrying amount of hedging instruments	(13)		(36)
Interest rate swaps | 8/2031
Fair value of financial instruments
Nominal	500		0
Carrying amount of hedging instruments	20		0
Cross-currency swaps | 6/2027
Fair value of financial instruments
Nominal | $		$ 500		$ 500
Carrying amount of hedging instruments	€ (28)		(26)
Cross-currency swaps | 5/2039
Fair value of financial instruments
Nominal | $		500		$ 500
Carrying amount of hedging instruments		$ (116)	€ (97)